Shareholders' Equity (Tables)	12 Months Ended
Jun. 30, 2012
Shareholders' Equity (Tables) [Abstract]
Accumulated Other Comprehensive Loss

June 30,	2012	2011
Postemployment liability, net of income taxes of $(3,899) and $(6,990)	$(6,229)	$(11,212)
Foreign currency translation	1,718	16,189
Unrealized gains on investment securities available for sale, net of income taxes of $(32) and $48	(58)	82
Total accumulated other comprehensive income (loss)	$(4,569)	$5,059

Schedule of Comprehensive Income (Loss)
Details of other comprehensive income (loss) are as follows:

Year Ended June 30,	2012			2011			2010
	Pre-Tax Amount	Tax Expense (Benefit)	Net Amount	Pre-Tax Amount	Tax Expense (Benefit)	Net Amount	Pre-Tax Amount	Tax Expense (Benefit)	Net Amount
Foreign currency translation adjustments	$(14,471)	$—	$(14,471)	$10,011	$(264)	$10,275	$2,950	$(32)	$2,982
Postemployment benefits:
Actuarial loss on remeasurement	(5,028)	(1,954)	(3,074)	(930)	(435)	(495)	(3,860)	(1,467)	(2,393)
Reclassification of actuarial losses and prior service cost into SD&A expense and included in net periodic pension costs	1,123	432	691	2,214	850	1,364	1,781	677	1,104
Impact of reduction in postemployment benefit liability (as forecasted salary increases will not be realized) due to a plan curtailment	8,860	3,411	5,449	—	—	—	—	—	—
Reclassification of prior service cost into SD&A expense upon plan curtailment	3,117	1,200	1,917	—	—	—	—	—	—
Unrealized loss on investment securities available for sale	(220)	(80)	(140)	(84)	(31)	(53)	(46)	(19)	(27)
Unrealized loss on cash flow hedges	—	—	—	(266)	(82)	(184)	(1,103)	(365)	(738)
Reclassification of interest from cash flow hedge into interest expense	—	—	—	316	116	200	1,408	535	873
Other comprehensive income (loss)	$(6,619)	$3,009	$(9,628)	$11,261	$154	$11,107	$1,130	$(671)	$1,801

Computation of basic and diluted earnings per share

Year Ended June 30,	2012	2011	2010
Net Income	$108,779	$96,759	$65,903
Average Shares Outstanding:
Weighted-average common shares outstanding for basic computation	42,139	42,433	42,312
Dilutive effect of potential common shares	684	821	549
Weighted-average common shares outstanding for dilutive computation	42,823	43,254	42,861
Net Income Per Share — Basic	$2.58	$2.28	$1.56
Net Income Per Share — Diluted	$2.54	$2.24	$1.54